Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net (loss) income	$ (2,091)	$ 296	$ (1,450)	$ 689
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	537	1,548	1,819	2,512
Stock-based compensation expense	1,451	1,019	2,075	1,523
Provision for deferred taxes on income		13,427	17,802	18,316
Loss on disposal of property and equipment		2	2	203
Changes in operating assets and liabilities:
Receivable from collaboration arrangements			198	(223)
Prepaid expenses and other current assets	(2,899)	(327)	(117)	(568)
Other assets	(451)	282	281	(532)
Accounts payable	(2,235)	665	2,754	(1,656)
Accrued direct research and other current liabilities	2,869	1,576	(486)	2,925
Federal income tax receivable/payable	31,926	(13,470)	(17,903)	(61,127)
Deferred revenue	(37,230)	(37,095)	(49,595)	(50,692)
Net cash used in operating activities	(8,123)	(32,077)	(44,620)	(88,630)
Investing activities
Sales/disposals of fixed assets			12	43
Purchases of property and equipment	(281)	(257)	(272)	(183)
Net cash used in investing activities	(281)	(257)	(260)	(140)
Financing activities
Proceeds from issuance of common stock from initial public offering, net of issuance costs	64,705
Payments on deferred offering costs	(2,531)	(343)	(864)
Exercise of options and related tax withholdings	(73)	15	39	1
Payment of capital lease obligation	(45)	(45)	(45)
Net cash provided by (used in) financing activities	62,056	(373)	(870)	1
Net increase (decrease) in cash and cash equivalents	53,652	(32,707)	(45,750)	(88,769)
Cash and cash equivalents at beginning of year	42,008	87,758	87,758	176,527
Cash and cash equivalents at end of period	95,660	55,051	42,008	87,758
Supplemental disclosures
Income taxes paid	18		1,249	59,500
Purchases of equipment in accounts payable and other current liabilities	13		187
Accrued deferred offering costs			$ 1,129
Vested prepaid restricted stock	$ 348	$ 348
Equipment acquired under capital lease				$ 135